GENERAL (Schedule Of Results of the Discontinued Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
GENERAL [Abstract]
Revenue	$ 68,672	$ 1,396,444	$ 127,769
Cost of sales	26,956	72,073	65,333
Operating expenses	36,307	62,041	58,142
Operating income	5,409	5,530	$ 4,294
Other expenses, net	284	$ 565
Gain on disposal of the discontinued operations	147,334
Income before taxes on income	152,459	$ 4,965	$ 4,294
Taxes on income	34,206	2,040	1,490
Total net income on discontinued operations	$ 118,253	$ 2,925	$ 2,804